OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Other current financial assets	$ 67,285,793	$ 263,044,869
Other non-current financial assets	93,316,339	94,852,711
Financial assets measured at amortized cost
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Other current financial assets	66,190,949	92,838,315
Other non-current financial assets	3,027,052	3,317,778
Financial assets at fair value
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Other current financial assets	1,094,844	170,206,554
Other non-current financial assets	78,988,715	75,297,737
Other financial assets
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Other non-current financial assets	$ 11,300,572	$ 16,237,196